Other Expense (Income), Net	3 Months Ended
Mar. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Other Expense (Income), Net
Other (Income) Expense, Net
As part of our cash management, we have intercompany loans between our subsidiaries. These loans are deemed to be temporary and, as a result, remeasurement gains/losses are recorded in other (income) expense, net, on the Consolidated Statements of Income. We had a net currency loss in 2011 of $2.6 million and a net currency gain of of $0.6 million in 2012, mainly due to the remeasurement of intercompany loans and the effect of transaction gains and losses on intercompany activities.
In addition, other (income) expense in 2012, includes $4.0 million of insurance reimbursements for claims made related to flood damages incurred at our Clarksburg, West Virginia facility during 2011.
Other (Income) Expense, Net
Other income for the three months ended March 31, 2012, includes $4.0 million of insurance reimbursements for claims made related to flood damages incurred at our Clarksburg, West Virginia facility during 2011.